SCHEDULE PROPERTY AND EQUIPMENT NET (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total	$ 868,033	$ 1,342,514
Accumulated depreciation and amortization	(582,728)	(539,957)
Property and equipment, net of accumulated depreciation and amortization	285,305	802,557	[1]
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	337,856	426,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	348,754	346,591
Capitalized Software [Member]
Property, Plant and Equipment [Line Items]
Total	$ 181,423	$ 569,923

[1]	Derived from audited information